Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss per share
Loss of the year	€ (528,923)	€ (162,965)	€ (66,641)
Weighted average number of shares outstanding	45,410,442	38,619,121	33,419,356
Basic and diluted loss per share	€ (11.65)	€ (4.22)	€ (1.99)